Cover	6 Months Ended
Sep. 30, 2025
Entity Addresses [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	BIOTRICITY INC.
Entity Central Index Key	0001630113
Entity Tax Identification Number	30-0983531
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	203 Redwood Shores Parkway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
City Area Code	(904)
Local Phone Number	496-0027
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	203 Redwood Shores Parkway
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94065
Contact Personnel Name	Waqaas Al-Siddiq